DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - CIK 0001836935 Centricus Acquisition Corp. - USD ($)			1 Months Ended		3 Months Ended
	Feb. 08, 2021	Feb. 03, 2021	Dec. 31, 2020	Dec. 31, 2010	Mar. 31, 2021	Nov. 23, 2020	Oct. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Price per unit					$ 10.00
Proceeds from sale of Private Warrants					$ 9,400,000
Transaction Costs		$ 19,559,564
Underwriting fees		6,900,000
Deferred underwriting fee payable		12,075,000
Other offering costs		584,564
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%		80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%		50.00%
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001		$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent			15.00%		15.00%
Payments for investment of cash in Trust Account					$ 345,000,000
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%		100.00%
Condition for future business combination threshold Percentage Ownership			100
Redemption of shares calculated based on business days prior to consummation of business combination (in days)			2 days		2 days
Redemption limit percentage without prior consent					100
Threshold business days for redemption of public shares				10 days	10 days
Maximum net interest to pay dissolution expenses				$ 100,000	$ 100,000
Cash held outside the Trust Account					$ 1,159,689
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)			6,266,667		6,266,667
Price of warrant			$ 1.50		$ 1.50
Proceeds from sale of Private Warrants		$ 9,400,000	$ 9,400,000		$ 9,400,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units sold		34,500,000
Share Price		$ 10.00
Gross proceeds from sale of units		$ 345,000,000
Price per unit		$ 10.00
Other offering costs	$ 584,564
Initial Public Offering | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units sold		6,266,667
Price per unit	$ 10.00
Price of warrant	$ 10.00
Proceeds from sale of Private Warrants	$ 345,000,000
Payments for investment of cash in Trust Account	$ 345,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares)		6,266,667
Price of warrant		$ 1.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price per unit		$ 1.50
Proceeds from issuance initial public offering		$ 9,400,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold		4,500,000
Price per unit							$ 10.00